BASIS OF PRESENTATION AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN

NOTE 2 – BASIS OF PRESENTATION AND GOING CONCERN

The accompanying unaudited condensed financial statements are prepared in accordance with Rule 8-01 of Regulation S-X of the Securities Exchange Commission (“SEC”). Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) have been condensed or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures included in these unaudited condensed financial statements are adequate to make the information presented not misleading. The unaudited condensed financial statements included in this document have been prepared on the same basis as the annual financial statements, and in our opinion reflect all adjustments, which include normal recurring adjustments necessary for a fair presentation in accordance with US GAAP and SEC regulations for interim financial statements. The results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results that the Company will have for any subsequent period or for the calendar year ended December 31, 2021. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and the notes to those statements for the year ended December 31, 2020 which was filed with the SEC on April 15, 2021.

The Company raised a total of $2,851,908 in convertible bridge notes (the “Bridge Notes”) starting in March 2017 and ending in 2019. In 2020, $2,928,679 of the Bridge Notes inclusive of principal and accrued and capitalized interest were converted by the holders into 13,312,175 shares of common stock. As of March 31, 2021, all remaining Bridge Notes of $1,447,315 inclusive of principal and accrued and capitalized interest were converted into 6,578,701 shares of common stock. There are no Bridge Notes currently outstanding as of September 30, 2021.

The Company’s convertible debentures of $35,000 and $480,000 of redeemable convertible preferred stock was in default as of September 30, 2021. Management is in discussions with the holders of these debt and equity securities to reach an agreement to convert the outstanding balances into common stock or otherwise amend the respective maturity and redemption dates.

For the nine months ended September 30, 2021, the Company used net cash in operating activities for its continuing operations of $1,128,525 and incurred a loss from its continuing operations of $8,364,454. The Company’s accumulated deficit is $25,837,433 and has cash of $1,067,287.

The Company has supported operations through the issuance of common stock, preferred stock and debt over the last 12 months. This includes the Series B preferred stock offering in the first quarter of 2021, the recent exercise of warrants issued in connection with the Series B offering, and also a recent convertible debt offering conducted after the end of the third quarter of 2021. Management expects expenses to increase in 2022 as our drug technology enters into clinical trials, and as a result, we will need to raise additional capital to support these operations. Management believes that it can do so through equity raises in 2022; however, there is no guarantee that such plan will be successful. If we are not successful in raising additional capital, we may need to delay clinical trials, reduce overhead, or in the most extreme scenario, shut down operations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. There is no guarantee whether the Company will be able to generate revenue and/or raise capital sufficient to support its continuing operations. The ability of the Company to continue as a going concern is dependent on management’s plans which include implementation of its business model to develop and commercialize its drug candidate, seek strategic partnerships to advance clinical trials and other research endeavors which could provide additional capital to the Company, and continue to raise funds for the Company through equity or debt offerings. There is no assurance, however, that the Company will be successful in raising the needed capital and, if funding is available, that it will be available on terms acceptable to the Company. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of these uncertainties.

In January 2021, the Company closed a $2.5 million Series B Preferred Stock private placement to advance its new business model, which is expected to support continuing operations through the end of 2021. In 2020 and the first quarter of 2021, management also was able to reduce debt significantly, in part from the forgiveness of notes payable owed to EPH (see Note 4 – Separation Agreement) and also by converting a significant portion of additional liabilities into common stock (see Note 7 – Debentures, Convertible Bridge Notes and Notes Payable).

Subsequent to September 30, 2021, eight non-affiliated investors in the Company’s Series B Preferred stock exercised their warrants at $0.25 per share and the proceeds received were $467,858 plus a subscription receivable of $35,714. The Company issued 1,871,432 shares of common stock, not including 142,857 unissued shares of common stock subject to the subscription receivable. See Note 13- Subsequent Events.

Also, subsequent to September 30, 2021, the Company issued six convertible promissory notes in a private placement offering among six non-affiliated accredited investors in the total amount of $555,000. The notes are convertible into common stock prior to the maturity date of December 31, 2023, or automatically upon the Company completing a qualified offering in the amount of $5 million or uplisting its common shares to NASDAQ. The note bears interest at the rate of 6% per annum, with all interest and principal due at maturity, unless earlier converted. The investors also received a total of 925,001 common stock warrants, exercisable at $0.60 per share at any time prior to October 31, 2022. See Note 13- Subsequent Events.

NOTE 2 – BASIS OF PRESENTATION AND GOING CONCERN

For the year ended December 31, 2020, the Company used cash in operating activities for its continuing operations of $742,899 and incurred a loss from its continuing operations of $4,862,683. The accumulated deficit since inception is $15,911,895, which was comprised of operating losses and other expenses for both the continuing and discontinued operations.

The Company raised a total of $2,851,908 in convertible bridge notes (the “Bridge Notes”) starting in March 2017 and ending in 2019. In 2020, $2,928,679 of the Bridge Notes inclusive of principal and accrued and capitalized interest were converted by the holders into 13,312,175 shares of common stock. As of December 31, 2020, approximately $1.4 million of Bridge Notes inclusive of principal and accrued and capitalized interest remained outstanding and in default. As of March 31, 2021, all remaining Bridge Notes including principal and accrued and capitalized interest were converted into common stock (see Note 14 - Subsequent Events).

The Company’s convertible debentures totaling $137,500 and $600,000 of redeemable convertible preferred stock were in default as of December 31, 2020. Management is in discussions with the holders of these debt and equity securities to reach an agreement to convert the outstanding balances into common stock. As of March 31, 2021, only $35,000 of the debentures and $480,000 of the preferred stock remained outstanding and in default (see Note 14 - Subsequent Events).

As of December 31, 2020, the Company had a working capital deficit of $4,168,618.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. There is no guarantee whether the Company will be able to generate revenue and/or raise capital sufficient to support its continuing operations. The ability of the Company to continue as a going concern is dependent on management’s plans which include implementation of its business model to develop and commercialize its drug candidate, seek strategic partnerships to advance clinical trials and other research endeavors which could provide additional capital to the Company, and continue to raise funds for the Company through equity or debt offerings. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

In 2018, the Company signed an eight-year Management Agreement with EPH to oversee all of the operations of EPH and its acquired subsidiaries for an initial annual fee of $200,000, and acquired 124,999 Class B Membership Units of EPH, equal to 19.9% of the voting interests of EPH, for $50,000. In January 2019, the Company acquired an additional 53,970 Class B Membership Units in EPH for $21,588 through a subscription payable which was paid off in April 2020, and received an additional annual management fee of $500,000 plus expenses. Pursuant to the Separation Agreement (see Note 4 – Separation Agreement), the Management Agreement was terminated in November 2020, and operations from the Management Agreement have been included in discontinued operations on the accompanying statements of operations and are not part of the continuing operation of the Company (see Note 9 - Discontinued Operations). The Company evaluated its ownership interest held in EPH and concluded that EPH is an equity method investment. The primary investor, and not the Company, has ultimate control over major decisions affecting EPH and the greatest economic risk. In 2021, the Company divested its equity interest in EPH completely (see Note 14 – Subsequent Events).

Our net loss from continuing operations in 2020 and 2019 resulted largely from activities related to the public company and in 2020 also from certain license and research expenses in connection with the continuing operations of the Company’s drug development business. All income and losses related to expenses from the Legacy Business are included in discontinued operations (see Note 9 - Discontinued Operations).

Management is taking steps to improve its balance sheet and negative cashflow. Commencing in December 2020 and closing in February 2021, management raised $2.5 million in Series B Preferred Stock to support its new business model, which is expected to support continuing operations through the end of 2021 (see Note 14 – Subsequent Events). In 2020, management also was able to reduce debt significantly, in part from the forgiveness of notes payable owed to EPH (see Note 4 – Separation Agreement) and also by converting a portion of additional liabilities into common stock (see Note 7 – Debentures, Convertible Bridge Notes and Notes Payable).